Investments Accounted for Under Equity Method - Summary of Share of Joint Ventures (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Revenue	€ 5,686	€ 5,237	€ 4,743
Constellium-Bowling Green [member]
Disclosure of joint ventures [line items]
Ownership percentage	51.00%	51.00%
Revenue	€ 262	€ 123
Rhenaroll S.A. [member]
Disclosure of joint ventures [line items]
Ownership percentage	49.85%	49.85%
Revenue	€ 3	€ 3